Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Construction in progress	$ 362,667,293	$ 324,224,632
Land	1,704,675	1,260,000
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,397,000	16,662,675
Total property, plant and equipment	$ 390,323,968	$ 351,702,307